Share capital	3 Months Ended
Mar. 31, 2022
Share capital.
Share capital

10.            Share capital

Authorized share capital

Unlimited number of common shares without par value.

At March 31, 2022, the Company had 118,611,496 issued and outstanding common shares (December 31, 2021 – 117,338,964).

On September 30, 2021, the Company contracted with Stifel, Nicolaus & Company, Incorporated and Roth Capital Partners, LLC (each, an “Agent”, and collectively, the “Agents”) to sell additional common shares having an aggregate offering price of up to $200,000,000 through the Agents (the “September Sales Agreement”).

In accordance with the terms of the September Sales Agreement, the Company may offer and sell common shares from time to time through the Agent selected by the Company (the “Designated Agent”), acting as sales agent or, with consent of the Company, as principal. The common shares may be offered and sold by any method permitted by law deemed to be an “at the market” offering (the “ATM Offering”) as defined in Rule 415 promulgated under the Securities Act, including sales made directly on or through the Nasdaq Capital Market on any other existing trading market for the common shares, and, if expressly authorized by the Company, in negotiated transactions. During the three month ended March 31, 2022, the Company issued Nil common shares under the September Sales Agreement.

During the three months ended March 31, 2022, the Company issued 1,245,455 common shares at CAD$0.30 per share for gross proceeds of CAD$373,637 (USD$297,564) pursuant to the exercise of certain stock options by a director.

During the three months ended March 31, 2022, the Company issued 27,077 common shares pursuant to the settlement of 38,682 RSUs upon retirement of an executive.

Basic and fully diluted loss per share

The calculation of basic and fully diluted loss per share for the three months ended March 31, 2022 was based on the net loss attributable to common shareholders of $17,831,537 (March 31, 2021 - $180,664) and the weighted average number of common shares outstanding of 118,451,752 (March 31, 2021 – 103,588,472). Fully diluted loss per share did not include the effect of 11,141,488 stock options (March 31, 2021 – 12,272,424), 7,158,021 warrants (March 31, 2021 – 12,518,402), 93,956 DSUs (March 31, 2021 – 44,623) and 522,385 RSUs (March 31, 2021 – 507,829) as the effect would be anti-dilutive.

Stock options

The Company adopted its 2020 Stock Incentive Plan (the “Stock Incentive Plan”) on July 9, 2020, which provides that the Board of Directors of the Company may from time to time, in its discretion, grant to directors, officers, employees and consultants of the Company certain stock-based compensation awards including non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 30,000,000. Such stock options may be exercisable for a period of up to 10 years from the date of grant. Stock options may be exercised no later than 90 days following cessation of the optionee’s position with the Company unless any exercise extension has been approved in advance by the Plan Administrator.

Stock options granted may vest based on terms and conditions set out in the stock option agreements themselves. On exercise, each stock option allows the holder to purchase one common share of the Company or to exchange common share of the Company without cash payment for the number of common shares calculated by a formula as set forth in the stock option agreement.

The changes in stock options during the three months ended March 31, 2022 and the year ended December 31, 2021 are as follows:

	March 31, 2022		December 31, 2021
		Weighted		Weighted
	Number of	average exercise	Number of	average
	options	price	options	exercise price
Options outstanding, beginning	11,974,300	$2.73	13,008,364	$2.14
Options granted	711,306	1.96	3,217,378	3.94
Options exercised	(1,245,455)	0.30	(3,785,174)	1.58
Options forfeited/expired/cancelled	(288,663)	4.93	(466,268)	2.85
Options outstanding, ending	11,151,488	$2.90	11,974,300	$2.73

Details of stock options outstanding as at March 31, 2022 were as follows:

			Number of
	Weighted average	Number of options	options
Exercise price	contractual life	outstanding	exercisable
$0.30 CAD	0.37	81,818	81,818
$0.80 CAD	0.70	334,091	334,091
$2.00 CAD	2.06	80,214	80,214
$1.91	5.15	2,955,000	2,374,445
$2.13	6.85	161,306	43,685
$2.45	4.35	1,250,000	1,250,000
$2.53	4.36	75,000	75,000
$2.62	1.48	700,000	700,000
$3.01	8.17	1,500,000	-
$3.40	3.97	1,035,000	1,035,000
$3.41	5.31	1,034,498	689,503
$3.55	6.30	80,000	19,467
$3.56	6.62	378,432	135,979
$3.77	6.41	190,000	131,672
$4.15	8.98	780,000	492,915
$5.00	1.67	193,629	193,629
$7.23	5.79	105,000	56,882
$7.75	5.89	110,000	57,296
$9.60	2.68	107,500	107,500
		11,151,488	7,859,096

The weighted average grant date fair value of stock options granted during the three months ended March 31, 2022 was $0.91 (March 31, 2021 - $3.53).

During the three months ended March 31, 2022, the Company recognized stock-based compensation expense of $905,522 (March 31, 2021 - $1,195,946) for stock options granted.

Warrants

On exercise, each warrant allows the holder to purchase one common share of the Company or to exchange common share of the Company without cash payment for the number of common shares calculated by the formula set forth in the warrant agreement.

The changes in warrants during the three months ended March 31, 2022 and the year ended December 31, 2021 are as follows:

	March 31, 2022		December 31, 2021
		Weighted		Weighted
	Number of	average	Number of	average
	warrants	exercise price	warrants	exercise price
Warrants outstanding, beginning	7,402,021	$5.23	15,070,883	$4.01
Warrants exercised	—	—	(4,270,005)	3.34
Warrants expired	(244,000)	4.00	(3,398,857)	4.66
Warrants outstanding, ending	7,158,021	$5.27	7,402,021	$5.23

At March 31, 2022, all warrants outstanding were exercisable. Details of warrants outstanding as at March 31, 2022 are as follows:

	Weighted average	Number of warrants
Exercise Price	contractual life	outstanding
Non-Transferable Warrants
$4.00 CAD - $16.00 CAD	0.69 years	1,559,765
$2.00 USD - $24.00 USD	1.88 years	1,096,988
Transferable Warrants
$4.25 USD	1.36 years	4,501,268
Warrants outstanding, ending	1.29 years	7,158,021

DSUs

DSUs are stock-based awards that may be granted by the Company to certain eligible participants pursuant to its current Stock Incentive Plan. Each DSU will issue one common share of the Company or settle by equivalent cash to the holders of the DSU (Note 9).

The changes in DSUs during the three months ended March 31, 2022 and the year ended December 31, 2021 are as follows:

	March 31, 2022		December 31, 2021
		Weighted average		Weighted average
	Number of DSU	fair value	Number of DSU	fair value
DSUs outstanding, beginning	84,581	$3.41	44,623	$3.41
DSUs granted	9,375	3.20	51,468	3.41
DSUs exercised	—	—	(11,510)	3.41
DSUs outstanding, ending	93,956	$3.39	84,581	$3.41

Details of DSUs outstanding as at March 31, 2022 are as follows:

	Weighted	Number of
	average	DSUs	Number of DSUs
Deemed value	contractual life	outstanding	exercisable
$3.39	9.09	93,956	42,888

During the three months ended March 31, 2022, the Company recognized stock-based compensation expense of $73,136 (March 31, 2021 - $Nil) for DSUs granted during the period.

RSUs

RSUs are stock-based awards that may be granted by the Company to certain eligible participants pursuant to its current Stock Incentive Plan. RSUs are accounted for as equity-settled share-based payment transactions as the obligations under an RSU will be settled through the issuance of common shares. The Company measures the cost of equity-settled share-based transactions by reference to the fair value of the equity instruments at the date at which they are granted and is recorded in the consolidated statements of loss and comprehensive loss over the vesting period.

The changes in RSUs during the three months ended March 31, 2022 and the year ended December 31, 2021 are as follows:

	March 31, 2022		December 31, 2021
		Weighted average		Weighted average
	Number of RSU	exercise price	Number of RSU	exercise price
RSUs outstanding, beginning	649,473	$3.42	507,849	$3.44
RSUs granted	—	—	450,442	3.41
RSUs exercised	(38,682)	3.43	(169,283)	3.44
RSUs expired	(88,406)	3.42	(139,535)	3.44
RSUs outstanding, ending	522,385	$3.42	649,473	$3.42

Details of RSUs outstanding as at March 31, 2022 are as follows:

	Weighted	Number of
Deemed value	average	RSUs	Number of RSUs
	contractual life	outstanding	exercisable
$3.42	9.19	522,385	—

During the three months ended March 31, 2022, the Company recognized stock-based compensation expense of $203,745 (March 31, 2021 - $266,920) for RSUs granted during the period.